UNAUDITED QUARTERLY RESULTS OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
Summarized Quarterly Information
Set forth below is unaudited summarized quarterly information for the two most recent years covered by these consolidated financial statements (in thousands, except for per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2011:
Revenues	$364,364	$414,587	$468,542	$481,718
Direct operating expenses	247,980	261,269	285,804	290,137
Loss on early extinguishment of debt	46,451	—	—	—
(Loss) income from continuing operations	(16,789)	40,347	45,746	42,032
Net (loss) income	(18,712)	36,360	43,438	39,569
(Loss) income attributable to Key	(18,135)	36,080	44,168	39,348
(Loss) earnings per share(1):
Basic and Diluted	(0.13)	0.25	0.30	0.26

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year Ended December 31, 2010:
Revenues	$232,274	$246,470	$258,977	$324,874
Direct operating expenses	170,997	173,219	174,878	227,347
Loss from continuing operations	(9,804)	(7,260)	1,813	(9,153)
Net (loss) income	(9,007)	(2,856)	6,003	76,209
(Loss) income attributable to Key	(7,580)	(2,236)	6,772	76,539
(Loss) earnings per share(1):
Basic and Diluted	(0.06)	(0.02)	0.05	0.54

(1)	Quarterly earnings per common share are based on the weighted average number of shares outstanding during the quarter, and the sum of the quarters may not equal annual earnings per common share.